Financial and capital risk management (Details 9) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
N D F Tresury [Member]
IfrsStatementLineItems [Line Items]
Fair value	$ (6)
N D F Tresury [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value	(46)
N D F Tresury [Member] | Sensitivity Scenario Il [Member]
IfrsStatementLineItems [Line Items]
Fair value	(81)
Protected Item Of Treasury [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value	46
Protected Item Of Treasury [Member] | Sensitivity Scenariol I [Member]
IfrsStatementLineItems [Line Items]
Fair value	$ 81